UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01311

The GAMCO Mathers Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Mathers Fund Semiannual Report — June 30, 2013
Henry G. Van der Eb, CFA Portfolio Manager

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the quarterly, semiannual, and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

GAMCO Mathers Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

GAMCO Mathers Fund

Actual Fund Return
$1,000.00	$ 949.60	3.58%	$17.31

Hypothetical 5% Return
$1,000.00	$1,007.04	3.58%	$17.82

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

GAMCO Mathers Fund –
Long Positions

U.S. Government Obligations	102.5%
Repurchase Agreements	0.6%
Other Assets and Liabilities (Net)	52.6%

GAMCO Mathers Fund –
Short Positions

Exchange Traded Funds	(32.1)%
Retail	(12.3)%
Media	(2.7)%
Entertainment	(2.5)%
Automotive	(2.4)%
Consumer Products	(2.0)%
Business Services	(1.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on  Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at  the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may  be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Mathers Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Principal Amount		Cost	Market Value

	SHORT TERM OBLIGATIONS — 103.1%
	Repurchase Agreements — 0.6%
$75,849	State Street Bank & Trust Co., 0.010%, dated 06/28/13, due 07/01/13, proceeds at maturity, $75,849(a)	$75,849	$75,849

	U.S. Treasury Bills — 102.5%
14,200,000	U.S. Treasury Bills 0.045%†, 07/18/13(b)	14,199,698	14,199,698

	TOTAL SHORT TERM OBLIGATIONS	14,275,547	14,275,547

	TOTAL INVESTMENTS — 103.1%	$14,275,547	14,275,547

	SECURITIES SOLD SHORT — (55.7)%
	(Proceeds received $7,547,760)		(7,715,390)
	Other Assets and Liabilities (Net) — 52.6%		7,290,253

	NET ASSETS — 100.0%		$13,850,410

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — (55.7)%
	Automotive — (2.4)%
10,000	General Motors Co.	$323,795	$333,100

	Business Services — (1.7)%
3,000	Morningstar Inc.	203,645	232,740

	Consumer Products — (2.0)%
5,000	Harley-Davidson Inc.	260,706	274,100

	Entertainment — (2.5)%
10,000	Carnival Corp.	346,190	342,900

	Exchange Traded Funds — (32.1)%
25,000	Financial Select Sector SPDR Fund	490,591	487,250

Shares		Proceeds	Market Value

10,000	iShares MSCI Emerging Markets Index Fund	$393,494	$385,000
20,000	iShares MSCI Japan Index Fund	218,368	224,400
5,500	iShares Russell 2000 Index Fund	507,650	533,500
6,000	Powershares QQQ Trust Series 1	417,092	427,260
3,000	SPDR Dow Jones Industrial Average ETF Trust	432,554	446,400
3,000	SPDR S&P 500 ETF Trust	464,916	481,260
2,500	SPDR S&P MidCap 400 ETF Trust	512,043	525,950
12,000	Vanguard FTSE All-World Ex-US ETF	550,712	530,640
5,000	Vanguard Total Stock Market ETF	418,153	413,500

		4,405,573	4,455,160

	Media — (2.7)%
15,000	Facebook Inc., Cl. A	358,705	372,900

	Retail — (12.3)%
4,000	McDonald’s Corp.	395,863	396,000
4,000	Starbucks Corp.	241,677	261,960
4,000	The Home Depot Inc.	288,903	309,880
5,000	Tiffany & Co.	347,180	364,200
5,000	Wal-Mart Stores Inc.	375,523	372,450

		1,649,146	1,704,490

	TOTAL SECURITIES SOLD SHORT(c)	$7,547,760	$7,715,390

(a)	Collateralized by $80,000 U.S. Treasury Notes, 0.625%, due 05/31/17, market value $78,726.
(b)	At June 30, 2013, $8,500,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At June 30, 2013, these proceeds are being held at Pershing LLC.
†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $14,199,698)	$14,199,698
Repurchase agreements, at value (cost $75,849)	75,849
Deposit at brokers (including proceeds from securities sold short $7,547,760)	7,702,906
Receivable for Fund shares sold	3,544
Prepaid expenses	19,838

Total Assets	22,001,835

Liabilities:
Securities sold short, at value	7,715,390
Payable for investments purchased to cover securities sold short	357,426
Payable for investment advisory fees	11,456
Payable for distribution fees	2,864
Dividends payable on securities sold short	15,716
Other accrued expenses	48,573

Total Liabilities	8,151,425

Net Assets (applicable to 1,636,067 shares outstanding)	$13,850,410

Net Assets Consist of:
Paid-in capital	$17,457,034
Accumulated net investment loss	(262,189)
Accumulated net realized loss on investments and securities sold short	(3,176,805)
Net unrealized depreciation on securities sold short	(167,630)

Net Assets	$13,850,410

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Net Asset Value, offering, and redemption price per share ($13,850,410 ÷ 1,636,067 shares outstanding)	$8.47

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Interest	$4,757

Total Investment Income	4,757

Expenses:
Investment advisory fees	74,513
Distribution fees	18,628
Dividend expense on securities sold short	47,532
Shareholder communications expenses	28,753
Trustees’ fees	26,217
Legal and audit fees	21,460
Shareholder services fees	14,433
Registration expenses	11,914
Service fees for securities sold short (see Note 2)	10,129
Custodian fees	3,286
Miscellaneous expenses	10,081

Total Expenses	266,946

Net Investment Loss	(262,189)

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short:
Net realized gain on investments	17,020
Net realized loss on securities sold short	(535,069)

Net realized loss on investments and securities sold short	(518,049)

Net change in unrealized appreciation/depreciation on securities sold short	(67,140)

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short	(585,189)

Net Decrease in Net Assets Resulting from Operations	$(847,378)

See accompanying notes to financial statements.

GAMCO Mathers Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment loss	$(262,189)	$(524,288)
Net realized loss on investments and securities sold short	(518,049)	(558,927)
Net change in unrealized depreciation on investments and securities sold short	(67,140)	(136,972)

Net Decrease in Net Assets Resulting from Operations	(847,378)	(1,220,187)

Shares of Beneficial Interest Transactions:
Net increase/(decrease) in net assets from shares of beneficial interest transactions	(6,111,505)	4,031,061

Redemption Fees	100	—

Net Increase/(Decrease) in Net Assets	(6,958,783)	2,810,874

Net Assets:
Beginning of period	20,809,193	17,998,319

End of period (including undistributed net investment income of $0 and $0, respectively)	$13,850,410	$20,809,193

See accompanying notes to financial statements.

GAMCO Mathers Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Operating Performance:
Net asset value, beginning of period	$ 8.92		$ 9.55	$ 9.99	$ 10.36	$ 10.47	$ 10.45
Net investment loss(a)	(0.15)		(0.28)	(0.25)	(0.25)	(0.22)	(0.06)
Net realized and unrealized gain/(loss) on investments and securities sold short	(0.30)		(0.35)	(0.19)	(0.12)	0.11	0.08
Total from investment operations	(0.45)		(0.63)	(0.44)	(0.37)	(0.11)	0.02
Distributions to Shareholders:
Net investment income	—		—	—	—	—	(0.00	)(b)
Total distributions	—		—	—	—	—	(0.00	)(b)
Redemption Fees(a)	0.00	(b)	—	—	—	0.00 (b)	0.00	(b)
Net Asset Value, End of Period	$ 8.47		$ 8.92	$ 9.55	$ 9.99	$ 10.36	$ 10.47
Total return†	(5.04)%		(6.60)%	(4.40)%	(3.57)%	(1.05)%	0.20%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$13,850		$20,809	$17,998	$21,786	$23,532	$27,143
Ratio of net investment loss to average net assets	(3.52	)%(c)	(3.04)%	(2.54)%	(2.40)%	(2.11)%	(0.55)%
Ratio of operating expenses to average net assets(d)	3.58	%(c)	3.11%	2.59%	2.55%	2.20%	2.13%
Portfolio turnover rate	0%		3,328%	1,638%	475%	556%	9,150%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for the period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2013 and years ended December, 31, 2012, 2011, 2010, 2009, and 2008 would have been 2.81%, 2.62%, 2.44%, 2.49%, 2.17%, and 2.13%, respectively.

See accompanying notes to financial statements.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Mathers Fund was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the “Mathers Fund”) which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short Term Obligations:
Repurchase Agreements	—	$ 75,849	$ 75,849
U.S. Treasury Bills	—	14,199,698	14,199,698

TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$14,275,547	$14,275,547

LIABILITIES (Market Value):
Securities Sold Short(a)	$(7,715,390)	—	$(7,715,390)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(7,715,390)	—	$(7,715,390)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions. There were no derivative securities held as of June 30, 2013.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The repurchase agreement the Fund held at June 30, 2013 is reflected within the Schedule of Investments.

At June 30, 2013, the Fund’s repurchase agreement assets are as follow:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Assets
Repurchase Agreement with State Street Bank and Trust Co.	$75,849	—	$75,849	$(75,849)	—	—

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2013 are reflected within the Schedule of Investments. For the six months ended June 30, 2013, the Fund incurred $10,129 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations - Expenses: Service fees for securities sold short.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

No distributions were made during the year ended December 31, 2012.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2014	$1,096,894
Capital Loss Carryforward Available through 2018	151,917
Short term Capital Loss Carryforward Post-Effective With No Expiration	522,603

Total Capital Loss Carryforwards	$1,771,414

The following summarizes the tax cost of investments, proceeds from short sales, and the related net unrealized depreciation at June 30, 2013:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$14,275,547	—	—	—
Securities sold short	(7,547,760)	$42,924	$(210,554)	$(167,630)

		$42,924	$(210,554)	$(167,630)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser at an annual rate of 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $526,000 and $542,692, respectively.

6. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. For the six months ended June 30, 2013, there were no borrowings under the line of credit.

GAMCO Mathers Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Shares sold	53,696	$ 464,092	783,209	$7,105,119
Shares redeemed	(750,627)	(6,575,597)	(335,237)	(3,074,058)

Net increase/(decrease)	(696,931)	$(6,111,505)	447,972	$4,031,061

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 amounted to $100. The Fund did not retain any redemption fees during the year ended December 31, 2012.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO MATHERS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Henry G. Van der Eb, CFA, joined Gabelli Funds, LLC in 1999 as President and Portfolio Manager of the GAMCO Mathers Fund which he has managed for over twenty years. He is also Senior Vice President of GAMCO Investors, Inc. Prior to joining Gabelli, he was the owner and President of Mathers & Company, a Chicago based investment advisory firm, and Chairman of the Mathers Fund. He served as President of the Investment Analysts Society of Chicago for 1979 - 1980. Mr. Van der Eb received an M.B.A. with honors from Northwestern University Graduate School of Management and a B.A. from Vanderbilt University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO MATHERS FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

M. Bruce Adelberg

Consultant,

MBA Research Group

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Henry G. Van der Eb, CFA

President and Chief Executive

Officer,

GAMCO Mathers Fund

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

Executive Vice President,

Secretary, and Acting

Chief Compliance Officer

Agnes Mullady

Treasurer

Anne E. Morrissy, CFA

Executive Vice President

Heidi M. Koontz

Vice President

Edith L. Cook

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.